BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE
BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE
16.	BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE

The computation of basic and diluted net (loss)/income per share for the six months ended June 30, 2021 and 2022 is as follows:

	For the six months ended June 30,
	2021	2022
	RMB	RMB
Numerator
Net (loss)/income	(1,590,312)	80,321
Accretion on convertible redeemable preferred shares to redemption value	(164,065)	—
Net (loss)/income attributable to ordinary shareholders	(1,754,377)	80,321
Denominator
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic	147,308,942	869,427,036
Dilutive effect of share-based awards	—	48,057,023
Weighted average number of ordinary shares used in computing net (loss)/income per share, diluted	147,308,942	917,484,059
Net (loss)/income per share attributable to ordinary shareholders
– Basic	(11.91)	0.09
– Diluted	(11.91)	0.09

As the Group incurred loss for the six months ended June 30, 2021, the ordinary share equivalents, including preferred shares, share options and RSUs granted, were anti-dilutive and excluded from the computation of diluted net loss per share. The weighted average numbers of these ordinary share equivalents for the periods presented were as follows:

For the six months
ended June 30, 2021
RMB
Preferred shares	502,881,617
Share options and RSUs	94,100,191

15.	BASIC AND DILUTED NET (LOSS)/INCOME PER SHARE

The computation of basic and diluted net (loss)/income per share for the nine months ended September 30, 2021 and 2022 is as follows:

	For the nine months ended September 30,
	2021	2022
	RMB	RMB
Numerator
Net (loss)/income	(1,304,144)	292,038
Accretion on convertible redeemable preferred shares to redemption value	(164,065)	—
Net (loss)/income attributable to ordinary shareholders	(1,468,209)	292,038
Denominator
Weighted average number of ordinary shares used in computing net (loss)/income per share, basic	420,605,543	870,385,113
Dilutive effect of share-based awards	—	46,527,458
Weighted average number of ordinary shares used in computing net (loss)/income per share, diluted	420,605,543	916,912,571
Net (loss)/income per share attributable to ordinary shareholders
—Basic	(3.49)	0.34
—Diluted	(3.49)	0.32